RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

NOTE 9: RELATED-PARTY TRANSACTIONS

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amount recognized from CNH North America for below-market interest rate financing is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $50,882 and $51,851 for the three months ended September 30, 2012 and 2011, respectively, and $155,856 and $164,967 for the nine months ended September 30, 2012 and 2011, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income. For the three months ended September 30, 2012 and 2011, the amount recognized from CNH North America for these operating leases is $7,591 and $6,453, respectively, and for the nine months ended September 30, 2012 and 2011, the amount recognized from CNH North America for these operating leases is $22,053 and $18,791, respectively.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer and is included in "Interest and other income from affiliates." For the three months ended September 30, 2012 and 2011, the amount recognized by CNH North America for these wholesale receivables is $38,873 and $27,705, respectively, and for the nine months ended September 30, 2012 and 2011, the amount recognized by CNH North America for these wholesale receivables is $110,319 and $90,262, respectively.

        Accounts payable and other accrued liabilities of $83,656 and $24,221, respectively, as of September 30, 2012 and December 31, 2011, were payable to related parties.

NOTE 12: RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amounts recognized from CNH North America for below-market interest rate financing are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $216,544, $227,208 and $112,678 in 2011, 2010, and 2009, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. In 2011, 2010, and 2009, the amounts recognized from CNH North America for these operating leases is $26,518, $22,273, and $17,447, respectively, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer. In 2011, 2010, and 2009, the amount recognized by CNH North America for these wholesale receivables is $135,294, $115,352, and $44,216, respectively, and are included in "Interest and other income from affiliates". In 2009, $51,211 is included in "Gain on retail, wholesale and revolving credit notes sold" in the accompanying consolidated statements of income based on whether the receivables were retained or sold. No gains were reported in 2011 and 2010 due to the new accounting change.

        The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        The summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Wholesale subsidy—CNH North America	$135,294	$115,353	$44,216
Wholesale subsidy—other affiliates	1,928	—	—
Retail subsidy—CNH North America	216,544	227,208	112,678
Operating lease subsidy—CNH North America	26,518	22,273	17,447
Lending funds—CNH North America	1,700	10,329	9,977
Lending funds—other affiliates	22	1,220	1,307

Total interest and other income from affiliates	$382,006	$376,383	$185,625

        Miscellaneous operating expenses charged by CNH America represent all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of December 31, 2011 and 2010, the Company has various accounts and notes receivable and debt with the following affiliates:

	2011			2010
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	2.50%	—	$65,335	2.46%	—	$43,780
CNH Canada Ltd.	1.33%	—	115,816	3.30%	—	75,938
Other affiliates	2.50%	—	12,766	2.46%	—	13,701

Total affiliated receivables			$193,917			$133,419

Affiliated debt owed to:
CNH America	2.50% - 3.18%	Various	$525,927	2.46% - 4.44%	Various	$1,104,257
Fiat	3.38% - 7.00%	Various	293,343	4.38% - 7.00%	Various	462,850

Total affiliated debt			$819,270			$1,567,107

        As a consequence of the Fiat demerger, the credit facilities provided by Fiat treasury subsidiaries which were outstanding as of December 31, 2010 were assigned to Fiat Industrial treasury subsidiaries on January 1, 2011. As a result of this assignment, the Company has no residual borrowing outstanding with Fiat treasury subsidiaries as of close of business January 1, 2011.

        Maturities of affiliated debt as of December 31, 2011, are as follows:

2012	$735,732
2013	62,487
2014	19,582
2015	1,469
2016 and thereafter	—

Total	$819,270

        Accounts payable and other accrued liabilities of $24,221 and $5,643, respectively, for the years ended December 31, 2011 and 2010, were payable to related parties. Interest expense to related affiliates was $44,645, $80,584 and $102,564, respectively, for the years ended December 31, 2011, 2010 and 2009.

        CNH Canada Ltd., an affiliated entity, owns 74,800,000 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to the noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.